INCOME TAXES (Details 2) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Taxes under statutory US tax rates, amount		$ (1,030)	$ (815)
Taxes under statutory US tax rates, percentage		21.00%	21.00%
Foreign taxes and rate differential, amount			$ 7
Foreign taxes and rate differential, percentage
Increase (decrease) in valuation allowance, amount		$ 534	$ 696
Increase (decrease) in valuation allowance, percentage		(11.00%)	(18.00%)
Permanent Differences, amount		$ 371	$ 284
Permanent Differences, percentage		(8.00%)	(7.00%)
Change in State tax rate, amount		$ 217	$ 25
Change in State tax rate, percentage		(4.00%)	(1.00%)
State & local taxes net of federal benefit, amount		$ (92)	$ (197)
State & local taxes net of federal benefit, percentage		2.00%	5.00%
Income tax expense, amount
Income tax expense, percentage	21.00%